Nature and Continuance of Operations	12 Months Ended
Dec. 31, 2021
Disclosure of Nature and Continuance of Operations [Abstract]
Nature and Continuance of Operations

NOTE 1 - Nature and Continuance of Operations

Gold Standard Ventures Corp. (the “Company”) was incorporated on February 6, 2004 under the Business Corporations Act (British Columbia) and is listed for trading on the Toronto Stock Exchange under the symbol “GSV” and on the NYSE American under the symbol “GSV”. The Company’s head office, principal address and registered and records office is located at Suite 610 – 815 West Hastings Street, Vancouver, British Columbia, Canada, V6C 1B4.

The Company’s exploration and evaluation assets are at the exploration stage and major expenditures are required to acquire construction and operating permits and to construct mining and processing facilities. The amounts shown as exploration and evaluation assets cost represent acquisition, holding and deferred exploration costs and do not necessarily reflect present or future recoverable values. The recoverability of the amounts shown for exploration and evaluation assets cost is dependent upon the Company obtaining the necessary permits and financing to complete the development of the properties, the discovery of economically recoverable reserves and future profitable operations or through sale of the assets.

These consolidated financial statements have been prepared on the assumption that the Company and its subsidiaries will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. Different bases of measurement may be appropriate if the Company is not expected to continue operations for the foreseeable future. As at December 31, 2021, the Company had not advanced its properties to commercial production and is not able to finance day to day activities through operations. The Company’s continuation as a going concern is dependent upon its ability to generate funds from profitable operations and/or raise equity capital or borrowings sufficient to meet current and future obligations. The Company may require additional financing for the upcoming year in order to maintain its operations.